Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Utility plant:
Gas plant	$ 5,252,469	$ 5,019,500
Less: accumulated depreciation	(1,868,504)	(1,750,795)
Acquisition adjustments, net	730	911
Construction work in progress	101,413	74,178
Net utility plant (Note 2)	3,486,108	3,343,794
Other property and investments (Note 1)	260,871	242,096
Current assets:
Cash and cash equivalents	41,077	25,530
Accounts receivable, net of allowances (Note 3)	219,469	196,913
Accrued utility revenue	72,700	72,000
Income taxes receivable, net	3,790	2,945
Deferred income taxes (Note 11)	31,130	47,088
Deferred purchased gas costs (Note 4)	18,217	6,031
Prepaids and other current assets (Notes 1, 4, and 12)	108,289	107,910
Total current assets	494,672	458,417
Deferred charges and other assets (Notes 4 and 12)	323,523	443,750
Total assets	4,565,174	4,488,057
Capitalization:
Common stock, $1 par (authorized - 60,000,000 shares; issued and outstanding - 46,356,125 and 46,147,788 shares) (Note 10)	47,986	47,778
Additional paid-in capital	840,521	828,777
Accumulated other comprehensive income (loss), net (Note 5)	(41,698)	(50,745)
Retained earnings	567,714	484,369
Total Southwest Gas Corporation equity	1,414,523	1,310,179
Noncontrolling interest	(2,128)	(1,681)
Total equity	1,412,395	1,308,498
Long-term debt, less current maturities (Note 6)	1,381,327	1,268,373
Total capitalization	2,793,722	2,576,871
Commitments and contingencies (Note 8)
Current liabilities:
Current maturities of long-term debt (Note 6)	11,105	50,137
Accounts payable	183,511	155,667
Customer deposits	73,367	77,858
Accrued general taxes	39,681	37,644
Accrued interest	17,920	16,080
Deferred purchased gas costs (Note 4)		98,957
Other current liabilities (Notes 4 and 12)	108,580	98,786
Total current liabilities	434,164	535,129
Deferred income taxes and other credits:
Deferred income taxes and investment tax credits (Note 11)	674,411	616,184
Taxes payable	284	551
Accumulated removal costs (Note 4)	279,000	256,000
Other deferred credits (Notes 4, 9, and 12)	383,593	503,322
Total deferred income taxes and other credits	1,337,288	1,376,057
Total capitalization and liabilities	$ 4,565,174	$ 4,488,057